Retained Earnings (Narrative) (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 JPY (¥)	Dec. 31, 2009 KRW	Dec. 31, 2011 Dividend Paid [Member] KRW	Dec. 31, 2011 Kookmin Bank [Member] KRW	Dec. 31, 2010 Kookmin Bank [Member] KRW	Dec. 31, 2009 Kookmin Bank [Member] KRW	Dec. 31, 2010 KB Bank's Japan Office [Member]
Minimum appropriation of legal reserve	10.00%	10.00%
Maximum appropriation of legal reserve	100.00%	100.00%
Reserve for financial structure improvement percentage	10.00%	10.00%
Simple capital ratio	5.50%	5.50%
Legal reserve appropriation										10.00%
Maximum legal reserve required under Japanese law				¥ 2,000,000,000
Accumulated restricted retained earnings		1,626,661,000,000			1,563,061,000,000
Unappropriated retained earnings available for dividends of subsidiary Bank								7,392,080,000,000	7,539,785,000,000
Unappropriated retained earnings available for dividends of the Company		1,076,494,000,000			1,116,531,000,000
Cash dividend	$ 69,783,000	78,897,000,000	824,065,000,000			41,163,000,000	0	95,305,000,000
Dividends payable, Date to be paid, Day, Month and year	Mar. 28, 2010	Mar. 28, 2010				Apr. 08, 2011	Mar. 24, 2011	Mar. 26, 2010
Cash dividend pay out percentage	4.60%	4.60%				2.40%		3.84%